Trade and other receivables (Tables)	3 Months Ended
Mar. 31, 2020
Trade and other receivables [Abstract]
Trade and other receivables
Trade and other receivables as of March 31, 2020 and December 31, 2019, consist of the following:

	Balance as of March 31,	Balance as of December 31,
	2020	2019
	($ in thousands)
Trade receivables	255,565	242,008
Tax receivables	32,620	50,901
Prepayments	32,487	5,150
Other accounts receivable	20,511	19,508
Total	341,183	317,568